Offsetting Assets and Liabilities (Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2022	Mar. 31, 2021
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		¥ 51,366	¥ 22,696
Gross amounts offset in the consolidated balance sheets, assets		(20,333)	(1,944)
Net amounts presented in the consolidated balance sheets, assets		31,033	20,752
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1]	(1,060)	0
Net amount, assets		29,973	20,752
Gross amounts recognized, liabilities		105,705	71,034
Gross amounts offset in the consolidated balance sheets, liabilities		(20,333)	(1,944)
Net amounts presented in the consolidated balance sheets, liabilities		85,372	69,090
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	(15,409)	(18,913)
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1]	0	(147)
Net amount, liabilities		69,963	50,030
Derivative liabilities
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, liabilities		105,705	71,034
Gross amounts offset in the consolidated balance sheets, liabilities		(20,333)	(1,944)
Net amounts presented in the consolidated balance sheets, liabilities		85,372	69,090
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	(15,409)	(18,913)
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1]	0	(147)
Net amount, liabilities		69,963	50,030
Derivative assets
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		51,366	22,696
Gross amounts offset in the consolidated balance sheets, assets		(20,333)	(1,944)
Net amounts presented in the consolidated balance sheets, assets		31,033	20,752
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1]	(1,060)	0
Net amount, assets		¥ 29,973	¥ 20,752

[1]	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.